Average Annual Total Returns - I Shares - JPMorgan SmartSpending 2015 Fund	Class I Life of Fund	Class I 1 Year	Class I Inception Date	Class I Return After Taxes on Distributions Life of Fund	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Life of Fund	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 1 Year	SMARTSPENDING COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI World Index) Life of Fund	SMARTSPENDING COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes on MSCI World Index) 1 Year
Total	5.83%	4.62%	Dec. 30, 2016	4.29%	3.84%	3.94%	2.80%	4.88%	7.51%	13.39%	15.90%	8.55%	11.62%